Exhibit 99.25

Client Name:
Client Project Name:	JPMMT 2016-3

Deal Loan Count:	9

Valuations Summary

Loans in Report:	9				Origination Values				Automated Valuation Model				Desk Review				Field Review				Second Field Review				1004 SFR (Mar 05)				1073 Condo (Mar 05)				1025 Multi-Fam (Mar 05)				Other
Loan Number	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Review Value	Review Type	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Valuation Comments	Loan Status
3000100134		xxx	xxx	xxx	08/18/2014	$1,600,000.00	$1,630,000.00	Full Appraisal		$0.00	$0.00	0.00%	09/19/2014	$1,600,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete
3000101370		xxx	xxx	xxx	09/20/2014	$930,000.00	$0.00			$0.00	$0.00	0.00%	10/10/2014	$930,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete
3000101449		xxx	xxx	xxx	09/29/2014	$2,150,000.00	$2,200,000.00	Full Appraisal		$0.00	$0.00	0.00%	10/10/2014	$2,150,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete
3000101515		xxx	xxx	xxx	10/03/2014	$663,000.00	$0.00			$0.00	$0.00	0.00%	10/21/2014	$663,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete
3000102124		xxx	xxx	xxx	11/07/2014	$750,000.00	$0.00			$0.00	$0.00	0.00%	11/20/2014	$750,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete
3000102223		xxx	xxx	xxx	11/03/2014	$650,000.00	$0.00			$0.00	$0.00	0.00%	11/12/2014	$650,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		ClientComplete
3000102817		xxx	xxx	xxx	12/17/2014	$1,300,000.00	$0.00			$0.00	$0.00	0.00%	12/24/2014	$0.00	-$1,300,000.00	-100.00%	01/02/2015	$1,300,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete
3000103066		xxx	xxx	xxx	12/22/2014	$1,150,000.00	$0.00			$0.00	$0.00	0.00%	12/29/2014	$1,150,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete
3000103234		xxx	xxx	xxx	01/12/2015	$1,427,000.00	$0.00			$0.00	$0.00	0.00%	01/16/2015	$1,427,000.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		Complete

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